Available-for-Sale Securities - Information on Securities (Details) $ in Thousands	Jan. 28, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 01, 2022	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Debt Securities, Available-for-sale [Line Items]
Cost		$ 18,791		$ 15,000
Interest		902		833
Unrealized Gains		4		4
Unrealized Losses		(499)		(20)
Impairment		(15,886)		(15,817)
Estimated Fair Value		3,312		0
Principal		33,598		57,811	$ 565
Silk EV Note | Convertible Debt
Debt Securities, Available-for-sale [Line Items]
Principal	$ 15,000
Interest rate	6.00%		6.00%
Conversion ratio (as a percent)	0.80
Equity and debt securities
Debt Securities, Available-for-sale [Line Items]
Cost		3,791
Interest		0
Unrealized Gains		0
Unrealized Losses		(479)
Impairment		0
Estimated Fair Value		3,312
Silk EV | Convertible promissory note and interest
Debt Securities, Available-for-sale [Line Items]
Cost	$ 15,000	15,000		15,000
Interest		902		833
Unrealized Gains		4		4
Unrealized Losses		(20)		(20)
Impairment		(15,886)		(15,817)
Estimated Fair Value	$ 15,000	$ 0		$ 0